Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Jun. 04, 2018	Dec. 31, 2018	Dec. 31, 2017
Deferred offering costs			$ 880,679
Investments		0
Change in fair value of derivative liabilities		$ (191,656)	26,215
Convertible notes payable, principal amount	$ 10,000
Cumulative dividend percentage		8.00%
Deferred revenue		$ 33,000	$ 103,400
FDIC insured amount		250,000
Uninsured cash balance		2,490,645
Right of usee assets and operating lease liabilities		$ 1,100,000
LeMaitre Vascular, Inc [Member] | Revenue [Member]
Concentration risk percentage		62.00%	44.00%
LeMaitre Vascular, Inc [Member] | Revenue [Member] | Three-Year Post-Acquisition Supply Agreement [Member]
Concentration risk percentage			33.00%
Hancock Jaffe Laboratory Aesthetics, Inc [Member] | Revenue [Member]
Concentration risk percentage		38.00%	24.00%
Minimum [Member]
Estimated useful life of property and equipment		5 years
Maximum [Member]
Estimated useful life of property and equipment		7 years
Hancock Jaffe Laboratory Aesthetics, Inc [Member]
Ownership percentage		28.50%
Initial Public Offering [Member]
Deferred offering costs	2,542,555	$ 2,542,555
Fair value of derivative liabilities reclassified to additional paid in capital	$ 3,594,002